SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2012
SEGMENT INFORMATION
Summarized financial information of reportable segments

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets
2012
Contract Drilling
U.S. Land	$2,678,475	$—	$2,678,475	$906,968	$332,723	$4,422,297	$991,966
Offshore	189,086	—	189,086	41,775	13,455	160,135	8,547
International Land	270,027	—	270,027	20,366	30,701	467,538	52,864

	3,137,588	—	3,137,588	969,109	376,879	5,049,970	1,053,377
Other	14,214	841	15,055	(8,824)	10,670	663,496	29,301

	3,151,802	841	3,152,643	960,285	387,549	5,713,466	1,082,678
Eliminations	—	(841)	(841)	—	—	—	—

Total	$3,151,802	$—	$3,151,802	$960,285	$387,549	$5,713,466	$1,082,678

2011
Contract Drilling
U.S. Land	$2,100,508	$—	$2,100,508	$691,615	$264,127	$3,719,387	$694,249
Offshore	201,417	—	201,417	45,291	14,684	151,656	7,092
International Land	226,849	—	226,849	19,711	28,018	333,142	20,638

	2,528,774	—	2,528,774	756,617	306,829	4,204,185	721,979
Other	15,120	829	15,949	(7,682)	8,639	792,177	8,368

	2,543,894	829	2,544,723	748,935	315,468	4,996,362	730,347
Eliminations	—	(829)	(829)	—	—	—	—

Total	$2,543,894	$—	$2,543,894	$748,935	$315,468	$4,996,362	$730,347

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

Reconciliation of segment operating income to income from continuing operations before income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Segment operating income	$960,285	$748,935	$498,853
Income from asset sales	19,223	13,903	4,992
Corporate general and administrative costs and corporate depreciation	(69,909)	(60,327)	(52,049)

Operating income	909,599	702,511	451,796
Other income (expense)
Interest and dividend income	1,380	1,951	1,811
Interest expense	(8,653)	(17,355)	(17,158)
Gain on sale of investment securities	—	913	—
Other	254	(953)	1,787

Total unallocated amounts	(7,019)	(15,444)	(13,560)

Income from continuing operations before income taxes	$902,580	$687,067	$438,236

Revenues from external customers by country based on the location of service provided

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenues
United States	$2,864,570	$2,276,118	$1,572,139
Colombia	82,247	74,504	57,533
Argentina	54,317	44,205	55,855
Ecuador	56,448	42,598	52,115
Other Foreign	94,220	106,469	137,520

Total	$3,151,802	$2,543,894	$1,875,162

Long-Lived Assets
United States	$4,039,770	$3,423,185	$2,973,712
Argentina	81,886	78,221	91,322
Colombia	84,389	67,369	59,798
Ecuador	38,265	28,439	27,772
Other Foreign	107,261	79,856	122,416

Total	$4,351,571	$3,677,070	$3,275,020